Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Schedule of other assets
Other assets consisted of the following as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Notes receivable, net of allowance for credit losses (a) (b)	$529,172	$87,745
Lease incentives	177,028	239,607
Investments (Note 9)	138,065	123,279
Straight-line rents, prepaid expenses and other	125,541	98,443
Operating lease ROU assets (Note 15)	40,603	43,668
Other tangible fixed assets	22,512	26,018
Debt issuance costs	20,722	26,393
Derivative assets (Note 10)	3,303	11,664
Other receivables	172,488	358,659
	$1,229,434	$1,015,476

(a)Notes receivable as of December 31, 2020 and 2019 included $490 million and $49 million, respectively, related to agreements we have executed with customers to reschedule certain lease payments under our leases that are due at the reporting dates. Notes receivable as of December 31, 2020 and 2019 also included $39 million related to aircraft sale transactions.
(b)As of December 31, 2020, we had a $7 million allowance for credit losses on notes receivable. As of December 31, 2019, we did not have an allowance for credit losses on notes receivables. Please refer to Note 23—Allowance for credit losses for further details.